Fair Value Measurements (Details) - Schedule of Fair Value of Financial Instruments Measured on a Recurring Basis - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value of Financial Instruments Measured Recurring Basis [Line Items]
Derivative liabilities	$ 2,882,435	$ 1,389,203
Level 1 [Member]
Schedule of Fair Value of Financial Instruments Measured Recurring Basis [Line Items]
Derivative liabilities
Level 2 [Member]
Schedule of Fair Value of Financial Instruments Measured Recurring Basis [Line Items]
Derivative liabilities
Level 3 [Member]
Schedule of Fair Value of Financial Instruments Measured Recurring Basis [Line Items]
Derivative liabilities		$ 1,389,203